FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Liabilities Measured on Recurring Basis
The Company's liabilities as of December 31, 2012 that are measured at fair value on a recurring basis are summarized below:

	Level 1	Level 2	Level 3
Current liabilities: - Interest rate collar (included in other liabilities)	-	722	-
- Interest rate swaps (included in other liabilities)	-	348	-
Noncurrent liabilities: - Interest rate collar (included in other liabilities)	-	1,235	-
- Interest rate swaps (included in other liabilities)	-	791	-

Fair Value Measured on Non-Recurring Basis	The Company's assets as of December 31, 2012 that are measured at fair value on a non-recurring basis are summarized below:
	Level 1	Level 2	Level 3

Vessels and equipment held and used	$-	$-	$7,380

Fair Value of Other Financial Assets and Liabilities
The estimated fair value of the Company's other financial assets and liabilities were as follows:

	At December 31,
	2012		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
ASSETS

Cash and cash equivalents	$222,215	$222,215	$34,096	$34,096
Restricted cash (current and noncurrent portion)	7,432	7,432	8,302	8,302

LIABILITIES

Long term financial debt (current and non-current portion – Note 5) (1)	$517,552	$517,595	$512,993	$468,393

(1)	The fair value of long term financial debt is measured using Level 2 fair value inputs.